Note Payable (Details Narrative) (10-K) - USD ($)							3 Months Ended	12 Months Ended
	Dec. 31, 2019	Nov. 07, 2019	Oct. 16, 2019	Sep. 30, 2019	Sep. 18, 2019	Dec. 18, 2018	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest expense								$ 20,630
Beneficial conversion feature credit to additional paid in capital								104,493
Convertible Note [Member]
Debt maturity date					Dec. 18, 2019
Debt interest rate					12.00%
Interest expense			$ 905					$ 54,000
Debt accrued interest					$ 17,973
Unpaid interest					$ 217,973
Debt instrument discount rate					20.00%
Debt conversion price	$ 0.12				$ 0.10			$ 0.12
Common stock issued	1,746,579		679,730	1,252,058
Debt conversion principal amount			$ 67,973	$ 150,000
Fair value of underlying common stock	$ 0.16							$ 0.16
Beneficial conversion feature credit to additional paid in capital	$ 54,000
2019 Promissory Note [Member]
Promissory notes		$ 200,000					$ 200,000
Debt maturity date		Aug. 07, 2020
Debt interest rate		12.00%
Interest expense							6,000	$ 10,000
Debt accrued interest	$ 4,000						$ 9,000	$ 4,000
Debt instrument discount rate		20.00%
Debt conversion price	$ 0.09	$ 0.02					$ 0.09	$ 0.09
Common stock issued							2,173,913	2,173,913
Fair value of underlying common stock	$ 0.12						$ 0.12	$ 0.12
Beneficial conversion feature credit to additional paid in capital							$ 50,000	$ 50,000
Debt principal balance	$ 200,000							200,000
Unamortized debt discount	$ 40,000							$ 40,000
One Institutional Investor [Member]
Promissory notes						$ 200,000
Debt maturity date						Sep. 18, 2019
Debt interest rate						12.00%
Debt default interest rate						20.00%
Interest expense						$ 17,973